Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	103 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000186839
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AAL
Without Sales Load [Member] | C000186839
Average Annual Return [Line Items]
Average Annual Return, Percent	10.72%	9.54%	7.70%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	21.45%	17.64%	15.16%